Other disclosures - Credit Risk - Loans and advances at amortised cost by product (Details) - Financial assets at amortised cost [member] £ in Millions		Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	£ 150,203	£ 141,636
Coverage ratio	[1]	0.036	0.025
Loans and advances [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	£ 155,760	£ 145,332
Loans and advances [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	5,557	3,696
Loans and advances [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 105,354	£ 127,853
Coverage ratio		0.006	0.004
Loans and advances [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 106,028	£ 128,345
Loans and advances [member] | Stage 1 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		674	492
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 42,229	£ 11,581
Coverage ratio		0.049	0.084
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 610	£ 10,073
Coverage ratio		0.044	0.071
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 51	£ 590
Coverage ratio		0.059	0.164
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 164	£ 918
Coverage ratio		0.17	0.161
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 44,393	£ 12,639
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		40,003	10,839
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		3,229	706
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,161	1,094
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,164	1,058
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,778	766
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		189	116
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		197	176
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,620	£ 2,202
Coverage ratio		0.509	0.494
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 5,339	£ 4,348
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,719	2,146
Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	£ 11,275	£ 10,986
Coverage ratio	[1]	0.036	0.031
Home loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	£ 11,691	£ 11,334
Home loans [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	416	348
Home loans [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 9,658	£ 9,588
Coverage ratio		0.001	0.002
Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 9,670	£ 9,604
Home loans [member] | Stage 1 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		12	16
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 825	£ 634
Coverage ratio		0.061	0.059
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 4,981	£ 520
Coverage ratio		0.044	0.044
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 120	£ 39
Coverage ratio		0.177	0.188
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 190	£ 75
Coverage ratio		0.084	0.085
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 879	£ 674
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		638	544
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		62	48
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		179	82
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		54	40
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		28	24
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		11	9
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		15	7
Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 792	£ 764
Coverage ratio		0.306	0.277
Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,142	£ 1,056
Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		350	292
Credit cards, unsecured and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	£ 26,019	£ 33,503
Coverage ratio	[1]	0.113	0.072
Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	£ 29,326	£ 36,120
Credit cards, unsecured and other retail lending [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	3,307	2,617
Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 20,203	£ 29,179
Coverage ratio		0.022	0.012
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 20,659	£ 29,541
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		456	362
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 5,291	£ 3,666
Coverage ratio		0.202	0.176
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 32,634	£ 3,283
Coverage ratio		0.18	0.137
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,869	£ 205
Coverage ratio		0.417	0.326
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 610	£ 178
Coverage ratio		0.454	0.476
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 6,631	£ 4,450
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		6,077	3,806
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		206	304
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		348	340
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,340	784
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,096	523
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		86	99
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		158	162
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 525	£ 658
Coverage ratio		0.742	0.691
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,036	£ 2,129
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,511	1,471
Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	£ 112,909	£ 97,147
Coverage ratio	[1]	0.016	0.007
Wholesale loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	£ 114,743	£ 97,878
Wholesale loans [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	1,834	731
Wholesale loans [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 75,493	£ 89,086
Coverage ratio		0.003	0.001
Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 75,699	£ 89,200
Wholesale loans [member] | Stage 1 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		206	114
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 36,113	£ 7,281
Coverage ratio		0.021	0.031
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 38,225	£ 6,270
Coverage ratio		0.02	0.034
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,040	£ 346
Coverage ratio		0.031	0.023
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 964	£ 665
Coverage ratio		0.038	0.01
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 36,883	£ 7,515
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		33,288	6,489
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,961	354
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		634	672
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		770	234
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Not past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		654	219
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Equal to or Less than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		92	8
Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member] | Greater than 30 days past due [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		24	7
Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,303	£ 780
Coverage ratio		0.397	0.329
Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,161	£ 1,163
Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 858	£ 383

[1]

Other financial assets subject to impairment ex cluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £ 187.1 bn (December 2019: £ 125.5 bn) and impairment allowance of £ 168 m (December 2019: £ 22 m). This compri ses £ 33 m (December 2019: £ 10 m) ECL on £ 181.7 bn (December 2019: £ 124.7 bn) Stage 1 assets, £ 20 m ( December 201 9 : £ 2 m) on £ 5.3 bn (December 2019: £ 0.8 bn) Stage 2 fair value through other comprehensive income assets and £ 115 m (December 2019: £ 10 m) on £ 115 m (December 2019: £ 10 m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £ 593 m (December 2019: £ 252 m).